Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Prepayments and Other Current Assets
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets (in thousands):

	December 31,	December 31,
	2013	2014
	RMB	RMB
Guarantee payment made to Blizzard - royalty fees	374,877	313,342
Prepayment for royalties, revenue sharing cost - current portion	221,921	360,499
Interest receivable	246,178	305,063
Prepayments of content and marketing cost and other operational expenses	73,693	145,445
Prepayment for sales tax	77,436	105,096
Bridge loans in connection with ongoing investments	13,800	57,168
Deposits to vendors	14,438	69,961
Employee advances	21,755	27,118
Wangyibao operating funds held by third party online payment platform settlement service providers	74,793	22,777
Others	25,381	45,450
	1,144,272	1,451,919